Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity
Schedule of Share capital and other contributed capital

	Year Ended December 31,
	2023	2022	2021
Total registered shares at the beginning of the year	59,580,087	52,341,584	49,941,584
New share issue*	—	—	2,400,000
Exercise of warrants	—	1,322,985	—
Issuance of treasury shares	—	5,908,018	—
Shares subscribed but not registered during the year	—	7,500	—
Total registered and subscribed but not registered shares at the end of the year	59,580,087	59,580,087	52,341,584

Shares
Ordinary shares	59,580,087	59,580,087	52,341,584
Total	59,580,087	59,580,087	52,341,584
- of which shares are held by Calliditas	5,908,018	5,908,018	—
Total registered and subscribed but not registered shares at the end of the year, net of shares held by Calliditas	53,672,069	53,672,069	52,341,584

	December 31,
Share Capital	2023	2022	2021
Opening balance	2,383	2,094	1,998
New share issue*	—	—	96
Exercise of warrants	—	53	—
Issuance of treasury shares	—	236	—
Closing balance	2,383	2,383	2,094

* New share issue in August 2021

** As of December 31, 2022, there was an on-going issue of 7,500 shares under registration related to the exercise under the Warrant Program 2019/2022. These shares have been included in the weighted-average number of shares outstanding for the period.

Schedule of changes in translation reserve

	December 31,
Translation Reserve	2023	2022	2021
Opening balance	9,307	(26,979)	(6,090)
Change of the year	(14,538)	36,286	(20,889)
Closing balance	(5,231)	9,307	(26,979)